Segment disclosure	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment disclosure [Text Block]

28. Segment disclosure

Prior to the deconsolidation of Osisko Development on September 30, 2022 (Note 31), the President and CEO organized and managed the business under two operating segments: (i) acquiring and managing precious metals and other royalties, streams and other interests, and (ii) the exploration, evaluation and development of mining projects. Following the deconsolidation of Osisko Development, and the deemed disposal of the exploration, evaluation and development of mining projects segment, the President and CEO organizes and manages the business under a single operating segment, consisting of acquiring and managing precious metals and other royalties, streams and other interests. All of the Company's assets, liabilities, revenues, expenses and cash flows from continuing operations are attributable to this single operating segment. The following tables present segmented information for this single segment.

Geographic revenues

Geographic revenues from the sale of metals and diamonds received or acquired from in-kind royalties, streams and other interests are determined by the location of the mining operations giving rise to the royalty, stream or other interest. For the year ended December 31, 2022 and 2021, royalty, stream and other interest revenues were earned from the following jurisdictions:

	North America (i)	South America	Australia	Africa	Europe	Total
	$	$	$	$	$	$

2022

Royalties	140,488	1,257	69	2,252	-	144,066
Streams	39,701	23,948	892	-	9,202	73,743

	180,189	25,205	961	2,252	9,202	217,809

2021

Royalties	134,544	1,112	6	4,617	-	140,279
Streams	27,624	20,284	1,548	-	9,877	59,333
Offtakes	25,265	-	-	-	-	25,265

	187,433	21,396	1,554	4,617	9,877	224,877

(i) 91% of North America's revenues are generated from Canada in 2022 (83% in 2021).

In 2022, three royalty/stream interests generated revenues of $132.3 million ($122.4 million in 2021), which represented 61% of revenues (61% of revenues in 2021, excluding revenues generated from the offtake interests), including one royalty interest that generated revenues of $78.8 million ($81.3 million in 2021).

In 2022, revenues generated from precious metals and diamonds represented 85% and 14% of revenues, respectively. In 2021, revenues generated from precious metals and diamonds represented 89% and 9% of revenues, respectively (87% and 11% excluding offtakes, respectively).

Geographic net assets

The following table summarizes the royalty, stream and other interests by jurisdiction, as at December 31, 2022 and December 31, 2021, which is based on the location of the properties related to the royalty, stream or other interests:

	North America (i)	South America	Australia	Africa	Asia	Europe	Total
	$	$	$	$	$	$	$

December 31, 2022

Royalties	664,985	157,552	17,345	24,228	-	14,965	879,075
Streams	225,517	177,853	-	-	30,203	51,017	484,590
Offtakes	-	-	9,572	-	5,016	-	14,588

	890,502	335,405	26,917	24,228	35,219	65,982	1,378,253

December 31, 2021

Royalties	595,931	57,673	13,742	20,453	-	15,215	703,014
Streams	185,031	173,773	-	-	28,272	51,055	438,131
Offtakes	-	-	8,960	-	4,696	-	13,656

	780,962	231,446	22,702	20,453	32,968	66,270	1,154,801

(i) 81% of North America's net interests are located in Canada as at December 31, 2022 (82% as at December 31, 2021).